497(e)
                                                                       333-60730

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SUPPLEMENT DATED AUGUST 13, 2001, TO THE CURRENT ACCUMULATOR ELITE PROSPECTUS

--------------------------------------------------------------------------------

This supplement, which is for use in the First Union distribution system ONLY, modifies certain information in the above-referenced Prospectus. Unless otherwise indicated, all other information in the Prospectus remains unchanged. The modifications are as follows:

(1) On the first page, the following information is added to the "Variable Investment Options" grid:

         EQ/Balanced
         EQ/Evergreen Omega*
         EQ/Mercury Basic Value Equity

         *Formerly named "EQ/Evergreen."

(2)      The following information is added to section entitled "Fee Table:"

         o Under "EQ Advisors Trust Annual Expenses," the following is added:

         -------------------------------------------------------------------------------------------------------------
                                                                                   OTHER EXPENSES     TOTAL
                                                                                   (AFTER EXPENSES    ANNUAL
                                              MANAGEMENT FEE       12B-1 FEE       LIMITATION)        EXPENSES
         -------------------------------------------------------------------------------------------------------------
         EQ/Balanced                              0.57%             0.25%             0.08%             0.90%
         -------------------------------------------------------------------------------------------------------------
         EQ/Evergreen Omega                       0.65%             0.25%             0.05%             0.95%
         -------------------------------------------------------------------------------------------------------------
         EQ/Mercury Basic Value Equity            0.60%             0.25%             0.10%             0.95%
         -------------------------------------------------------------------------------------------------------------

         o Under "EQ Advisors Trust Annual Expenses," in footnote 7, the following is added:

                  EQ/Balanced                                     0.08%
                  EQ/Evergreen Omega                              0.83%
                  EQ/Mercury Basic Value Equity                   0.10%

         o Under "Examples," the following is added:

                                                              IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH PERIOD SHOWN,
                                                              YOUR EXPENSES WOULD BE:
                                                                1 Year        3 Years         5 Years         10 Years
                                                                ------        -------         -------         --------
                  EQ/Balanced                                   $108.35       $173.09         $160.64         $342.64
                  EQ/Evergreen Omega                            $108.88       $174.65         $163.21         $347.58
                  EQ/Mercury Basic Value Equity                 $108.88       $174.65         $163.21         $347.58

                                                              IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF EACH PERIOD
                                                              SHOWN, YOUR EXPENSES WOULD BE:
                                                                1 Year        3 Years         5 Years         10 Years
                                                                ------        -------         -------         --------
                  EQ/Balanced                                   $ 28.35       $ 93.09         $160.64         $342.64
                  EQ/Evergreen Omega                            $ 28.88       $ 94.65         $163.21         $347.58
                  EQ/Mercury Basic Value Equity                 $ 28.88       $ 94.65         $163.21         $347.58


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(3)      In "Contracts features and benefits," under "Portfolio of EQ Advisors
         Trust," the following information is added:

         ------------------------------------------------------------------------------------------------------------
         Portfolio Name                        Objective                     Advisor
         ------------------------------------------------------------------------------------------------------------
         EQ/Balanced                           High return through both      Alliance Capital Management, L.P.
                                               appreciation of capital and   Capital Guardian Trust Company
                                               current income                Prudential Investment Fund Management LLC
                                                                             Jennison Associates LLC
         ------------------------------------------------------------------------------------------------------------
         EQ/Evergreen Omega                    Long-term capital growth      Evergreen Investment Management Company,
                                                                             LLC
         ------------------------------------------------------------------------------------------------------------
         EQ/Mercury Basic Value Equity         Capital appreciation and      Mercury Advisors
                                               secondarily, income
         ------------------------------------------------------------------------------------------------------------


(4) In "Investment Performance" under "Table," the following information is added:

                                                             TABLE
                  AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 2000:

                                   LENGTH OF OPTION                   LENGTH OF PORTFOLIO
                                        PERIOD                               PERIOD
         -------------------------------------------------------------------------------------------------
         VARIABLE                  1 YEAR    SINCE         3 YEARS     5 YEARS     10      SINCE
         INVESTMENT                          OPTION                                YEARS   PORTFOLIO
         OPTION                              INCEPTION*                                    INCEPTION**
         -------------------------------------------------------------------------------------------------
         EQ/Evergreen Omega        (2.11)%   (7.62)%       -----       -----       -----   (7.62)%
         -------------------------------------------------------------------------------------------------
         EQ/Mercury                 2.03%     13.96%       9.71%       -----       -----    13.96%
         Basic Value Equity
         -------------------------------------------------------------------------------------------------

         * The variable option inception dates are EQ/Mercury Basic Value Equity (May 1, 1997) and EQ/Evergreen Omega (December 31, 1998)
         **The portfolio inception dates are EQ/Balanced (January 27, 1986),
           EQ/Mercury Basic Value Equity (May 1, 1997) and Evergreen Omega (January 1, 1999).
           Table information is not provided for EQ/Balanced because its variable investment option inception date is after December 31, 1999.


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(5)      In the Appendix entitled "Condensed financial information," under "Unit values and number of units outstanding," the following information is added:

                                               FOR THE YEARS ENDING DECEMBER 31,
                                               ---------------------------------
                                                   1999                    2000
         EQ/EVERGREEN OMEGA
         Unit Value                                 $10.80                $9.38
         Number of units outstanding (000s)         8                      17
         EQ/MERCURY BASIC VALUE EQUITY
         Unit Value                                 $14.88                $16.37
         Number of units outstanding (000s)         163                   431

         Unit Values and number of units outstanding for EQ/Balanced are not provided, as it was offered for the first time after May 1, 2001.